UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
          ----------------------------------------------------------------------
          Charlotte, NC  28207
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Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
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Title:    President
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Phone:    704-333-1710
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Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207              08/06/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  33
                                        -------------------

Form 13F Information Table Value Total:  $  142,850
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:             ITEM 7:             ITEM 8:
----------------------- --------------  ---------  ----------  -------- ------------------- ------------------  --------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT            MANAGERS       VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                         ----- ------ -------
                                                     VALUE      AMOUNT  ------- ----- ------                     (A)    (B)    (C)
                                                                          (A)    (B)   (C)                      SOLE   SHARED  NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
AMEREN CORP COM             COM        023608102   3,401,212   77,125     SOLE                                                77,125
ANHEUSER BUSCH COS INC      COM        044204105   3,925,388   76,893     SOLE                                                76,893
ATMOS ENERGY CORP COM       COM        053611109     415,400   16,750     SOLE                                                16,750
BEMIS COMPANY INC           COM        084423102   3,315,780   70,850     SOLE                                                70,850
BERKSHIRE HATHAWAY CL A     COM        084670108   7,397,175      102     SOLE                                                   102
BERKSHIRE HATHAWAY CL B     COM        084670207   7,105,320    2,924     SOLE                                                 2,924
CHEVRON TEXACO CORP         COM        166764100   3,729,419   51,654     SOLE                                                51,654
COLGATE PALMOLIVE CO COM    COM        194162103   4,131,540   71,295     SOLE                                                71,295
CONAGRA INC COM             COM        205887102   3,582,480  151,800     SOLE                                               151,800
CONOCOPHILLIPS              COM        20825C104   3,462,024   63,176     SOLE                                                63,176
CONSOLIDATED EDISON INC     COM        209115104   3,405,054   78,675     SOLE                                                78,675
DTE ENERGY CO COM           COM        233331107   3,496,920   90,500     SOLE                                                90,500
EMERSON ELEC CO COM         COM        291011104   3,156,038   61,762     SOLE                                                61,762
ENERGY EAST CORP            COM        29266M109   3,810,558  183,553     SOLE                                               183,553
EXXON MOBIL CORP            COM        30231G102   4,264,205  118,747     SOLE                                               118,747
FIRST CHARTER CORP COM      COM        319439105   2,605,999  148,152     SOLE                                               148,152
GILLETTE CO COM             COM        375766102   4,534,173  142,316     SOLE                                               142,316
ISTAR FINANCIAL INC         COM        45031U408   3,449,469   94,506     SOLE                                                94,506
JEFFERSON PILOT CORP COM    COM        452308109   4,159,682  100,330     SOLE                                               100,330
KEYCORP NEW COM             COM        493267108   3,806,925  150,650     SOLE                                               150,650
MARTIN MARIETTA MATLS COM   COM        573284106   3,950,015  117,525     SOLE                                               117,525
NORTHWEST NATURAL GAS CO    COM        667655104     624,025   22,900     SOLE                                                22,900
PEPSICO INC                 COM        713448108   4,093,110   91,980     SOLE                                                91,980
PIEDMONT NAT GAS INC COM    COM        720186105   4,315,783  111,203     SOLE                                               111,203
PITNEY BOWES INC            COM        724479100   3,766,100   98,050     SOLE                                                98,050
PRAXAIR INC COM             COM        84005P104   3,417,286   56,860     SOLE                                                56,860
PULITZER INC                COM        745771105   1,933,615   39,126     SOLE                                                39,126
SCANA CORP COM              COM        80589M102   3,492,549  101,883     SOLE                                               101,883
TEXTRON INC COM             COM        883203101   3,798,597   97,350     SOLE                                                97,350
UNITED TECHNOLOGIES CP COM  COM        913017109   3,110,358   43,913     SOLE                                                43,913
VORNADO RLTY TR SH BEN INT  COM        929042109   7,412,425  170,010     SOLE                                               170,010
WASHINGTON GAS LT CO COM    COM        98389B100   4,378,854  164,002     SOLE                                               164,002
XCEL ENERGY INC             COM        98956P102   4,267,600  283,750     SOLE                                               283,750